Consolidated Balance Sheets (Parentheticals) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Restricted cash	¥ 14,942	¥ 15,832
Short term investments	925,678	331,228
Accounts receivable, net of allowances	15,650	15,361
Contract assets, net of allowances	36
Restricted bank deposit	9,107	11,283
Non-current, net of allowances	98
Accounts payable	2,490	8,600
Accrued commissions	471
Insurance premium payables	14,817	16,571
Other payables and accrued expenses	3,864	3,267
Accrued payroll	8,173	10,941
Income taxes payable	7,416	7,509
Current operating lease liability	3,236	3,569
Accrued commissions	1,579
Other tax liabilities	22,184	26,147
Deferred tax liabilities	4,118
Non-current operating lease liability		1,386
Other non-current liabilities	¥ 552
Ordinary shares, Authorized (in Shares)	10,000,000,000	10,000,000,000
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	¥ 0.001	¥ 0.001
Ordinary shares, issued (in Shares)	1,158,913,224	1,074,291,784
Ordinary shares, outstanding (in Shares)	1,134,236,184	1,072,842,484